Recoverable Cash Advances - Summary of Current and Non-current Portion Cash Advances (Detail) - EUR (€) € in Thousands	Jun. 30, 2023	Dec. 31, 2022
Disclosure of financial liabilities [abstract]
Non-Current portion	€ 4,486	€ 4,584
Current portion	763	437
Total Recoverable Cash Advances	€ 5,249	€ 5,021